Ordinary Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands					1 Months Ended	4 Months Ended	12 Months Ended
	Dec. 18, 2018 $ / shares shares	Dec. 10, 2018 $ / shares shares	Dec. 09, 2018 USD ($) Vote $ / shares shares	May 24, 2013 $ / shares	Dec. 31, 2018 $ / shares shares	Mar. 31, 2019 Vote shares	Mar. 31, 2021 USD ($) Vote $ / shares shares	Mar. 31, 2021 CNY (¥) Vote shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2020 CNY (¥) shares	Mar. 31, 2019 shares	Sep. 13, 2020 USD ($)	May 28, 2020 USD ($)	May 30, 2019 USD ($)	Mar. 31, 2018 $ / shares shares
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares				$ 0.00001
Number of shares subdivided into for each share				100
Ordinary shares, shares authorized			50,000,000,000												3,263,949,065
Authorized share capital | $			$ 500,000
Ordinary Shares issued, price per share | $ / shares									$ 0.10
Minimum percentage threshold of ownership in the Company where Tencent has vote power							50.00%	50.00%
Repurchase of ordinary shares value									$ 951	¥ 6,566
Open Market
Class of Stock [Line Items]
Repurchase of ordinary shares value							$ 3,642	¥ 24,362
From Certain Shareholders
Class of Stock [Line Items]
Repurchase of ordinary shares value							$ 13,799	¥ 95,496
American Depository Shares [Member]
Class of Stock [Line Items]
Stock repurchase authorized value | $												$ 10,000	$ 10,000	$ 15,000
Repurchase of ordinary shares									418,243	418,243
Stock repurchase weighted average price | $ / shares									$ 2.27
American Depository Shares [Member] | Open Market
Class of Stock [Line Items]
Repurchase of ordinary shares							1,782,236	1,782,236
Stock repurchase weighted average price | $ / shares							$ 2.04
American Depository Shares [Member] | From Certain Shareholders
Class of Stock [Line Items]
Repurchase of ordinary shares							6,478,403	6,478,403
Stock repurchase weighted average price | $ / shares							$ 2.13
IPO | American Depository Shares [Member]
Class of Stock [Line Items]
Ordinary Shares issued					4,834,910
Ordinary Shares issued, price per share | $ / shares					$ 14.00
Class A Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares			$ 0.00001				$ 0.00001		$ 0.00001
Ordinary shares, shares authorized			49,000,000,000				49,000,000,000		49,000,000,000
Ordinary shares, shares issued						2,371,289,450	2,432,015,450		2,418,910,250		2,371,289,450				335,534,850
Ordinary shares, shares outstanding						2,371,289,450	2,215,043,400		2,408,454,175		2,371,289,450				335,534,850
Ordinary Shares issued											120,872,750
Number of votes each ordinary share is entitled | Vote							1	1
Repurchase of ordinary shares									10,456,075	10,456,075
Class A Ordinary Shares | Open Market
Class of Stock [Line Items]
Repurchase of ordinary shares							44,555,900	44,555,900
Class A Ordinary Shares | From Certain Shareholders
Class of Stock [Line Items]
Repurchase of ordinary shares							161,960,075	161,960,075
Class A Ordinary Shares | American Depository Shares [Member]
Class of Stock [Line Items]
Number of votes each ordinary share is entitled | Vote							1	1
Repurchase of ordinary shares									418,243	418,243
Repurchase of ordinary shares value									$ 951	¥ 6,566
Stock repurchase weighted average price | $ / shares									$ 2.27
Class A Ordinary Shares | IPO
Class of Stock [Line Items]
Ordinary Shares issued		118,750,000
Ordinary Shares issued, price per share | $ / shares		$ 0.56
Class A Ordinary Shares | Over-Allotment Option
Class of Stock [Line Items]
Ordinary Shares issued	2,122,750
Ordinary Shares issued, price per share | $ / shares	$ 0.56
Class B Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares			$ 0.00001				$ 0.00001		$ 0.00001
Ordinary shares, shares authorized			500,000,000				500,000,000		500,000,000
Ordinary shares, shares issued						303,234,004	303,234,004		303,234,004		303,234,004
Ordinary shares, shares outstanding						303,234,004	303,234,004		303,234,004		303,234,004
Number of votes each ordinary share is entitled | Vote			1			30
Class B Ordinary Shares | American Depository Shares [Member]
Class of Stock [Line Items]
Number of votes each ordinary share is entitled | Vote							30	30
Class C Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares															$ 0.00001
Ordinary shares, shares issued															215,243,513
Ordinary shares, shares outstanding															215,243,513
Other Classes of Stock
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares			$ 0.00001
Ordinary shares, shares authorized			500,000,000
Convertible Redeemable Class B Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, shares issued															90,491,694
Ordinary shares, shares outstanding															90,491,694